Columbia Capital Allocation Portfolios
First Quarter Report
April 30, 2024 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.7%
	Shares	Value ($)
International 4.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	787,088	7,855,139
U.S. Large Cap 14.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	214,226	7,392,953
Columbia Disciplined Core Fund, Institutional 3 Class(a)	446,696	6,276,076
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	35,620	2,346,667
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	324,872	6,296,017
Total		22,311,713
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	25,852	620,452
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	24,650	622,900
Total		1,243,352
Total Equity Funds (Cost $30,114,554)		31,410,204

Fixed Income Funds 70.0%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	345,141	3,178,752
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,127,269	11,994,138
Investment Grade 60.5%
Columbia Bond Fund, Institutional 3 Class(a)	1,122,502	31,946,399
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,122,990	18,767,230
Columbia Quality Income Fund, Institutional 3 Class(a)	1,359,541	22,745,130
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,391,145	23,146,281
Total		96,605,040
Total Fixed Income Funds (Cost $131,169,691)		111,777,930

Money Market Funds 9.9%

Columbia Short-Term Cash Fund, 5.485%(a),(c)	15,876,441	15,871,678
Total Money Market Funds (Cost $15,871,028)		15,871,678
Total Investments in Securities (Cost: $177,155,273)		159,059,812
Other Assets & Liabilities, Net		611,598
Net Assets		159,671,410
At April 30, 2024, securities and/or cash totaling $630,186 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,664,727 USD	2,589,000 AUD	Barclays	06/04/2024	14,198	—
1,532,000 CHF	1,695,549 USD	Citi	06/04/2024	22,598	—
1,469,000 GBP	1,837,681 USD	Citi	06/04/2024	1,769	—
1,664,438 USD	255,631,000 JPY	HSBC	06/04/2024	—	(35,043)
1,567,000 EUR	1,676,355 USD	Morgan Stanley	06/04/2024	1,762	—
1,662,931 USD	18,298,000 NOK	State Street	06/04/2024	—	(14,285)
18,099,000 SEK	1,662,787 USD	UBS	06/04/2024	17,970	—
1,666,513 USD	18,099,000 SEK	UBS	06/04/2024	—	(21,696)
3,330,908 USD	4,577,000 CAD	Wells Fargo	06/04/2024	—	(4,333)
Total				58,297	(75,357)

Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	19	06/2024	USD	989,900	—	(5,031)
S&P 500 Index E-mini	9	06/2024	USD	2,280,150	—	(71,325)
TOPIX Index	21	06/2024	JPY	576,870,000	93,373	—
Total					93,373	(76,356)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(20)	06/2024	GBP	(1,631,700)	—	(49,605)
SPI 200 Index	(16)	06/2024	AUD	(3,074,000)	29,502	—
U.S. Treasury 10-Year Note	(30)	06/2024	USD	(3,223,125)	—	(2,393)
Total					29,502	(51,998)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	34,603,664	458,054	(2,141,534)	(973,785)	31,946,399	—	(416,807)	368,569	1,122,502
Columbia Contrarian Core Fund, Institutional 3 Class
	7,842,367	15,579	(748,301)	283,308	7,392,953	—	117,051	—	214,226
Columbia Corporate Income Fund, Institutional 3 Class
	20,301,581	222,903	(1,327,939)	(429,315)	18,767,230	—	(250,076)	221,822	2,122,990
Columbia Disciplined Core Fund, Institutional 3 Class
	6,792,153	—	(733,375)	217,298	6,276,076	—	99,067	—	446,696
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,461,089	47,020	(392,708)	63,351	3,178,752	—	(79,364)	45,140	345,141
Columbia High Yield Bond Fund, Institutional 3 Class
	12,938,669	197,829	(1,135,687)	(6,673)	11,994,138	—	(123,966)	185,778	1,127,269
Columbia Large Cap Growth Fund, Institutional 3 Class
	2,538,380	48,706	(320,749)	80,330	2,346,667	—	15,109	—	35,620
Columbia Overseas Core Fund, Institutional 3 Class
	8,530,309	10,422	(769,215)	83,623	7,855,139	—	35,119	—	787,088
Columbia Quality Income Fund, Institutional 3 Class
	24,674,963	428,989	(1,162,497)	(1,196,325)	22,745,130	—	(235,083)	261,950	1,359,541
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,799,298	47,431	(632,765)	82,053	6,296,017	—	144,270	—	324,872
Columbia Select Small Cap Value Fund, Institutional 3 Class
	669,968	2,170	(93,414)	41,728	620,452	—	(9,402)	—	25,852
Columbia Short-Term Cash Fund, 5.485%
	15,617,498	1,440,398	(1,184,513)	(1,705)	15,871,678	—	147	212,468	15,876,441
Columbia Small Cap Growth Fund, Institutional 3 Class
	690,538	9,356	(180,784)	103,790	622,900	—	(45,847)	—	24,650
Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	25,013,974	275,392	(1,332,879)	(810,206)	23,146,281	—	(125,016)	193,255	2,391,145
Total	170,474,451			(2,462,528)	159,059,812	—	(874,798)	1,488,982

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Capital Allocation Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.7%
	Shares	Value ($)
International 9.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,050,568	30,444,670
U.S. Large Cap 24.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	737,274	25,443,320
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,790,726	25,159,696
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	102,001	6,719,821
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,303,776	25,267,188
Total		82,590,025
U.S. Small Cap 1.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	97,954	2,350,900
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	92,712	2,342,837
Total		4,693,737
Total Equity Funds (Cost $110,225,243)		117,728,432

Fixed Income Funds 60.0%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	553,949	5,101,873
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,566,836	27,311,137
Investment Grade 50.5%
Columbia Bond Fund, Institutional 3 Class(a)	1,790,153	50,947,744
Columbia Corporate Income Fund, Institutional 3 Class(a)	4,106,238	36,299,146
Columbia Quality Income Fund, Institutional 3 Class(a)	2,552,157	42,697,589
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,295,732	41,582,682
Total		171,527,161
Total Fixed Income Funds (Cost $242,383,657)		203,940,171

Money Market Funds 4.9%

Columbia Short-Term Cash Fund, 5.485%(a),(c)	16,701,211	16,696,200
Total Money Market Funds (Cost $16,697,277)		16,696,200
Total Investments in Securities (Cost: $369,306,177)		338,364,803
Other Assets & Liabilities, Net		1,323,829
Net Assets		339,688,632
At April 30, 2024, securities and/or cash totaling $1,705,139 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,383,974 USD	6,818,000 AUD	Barclays	06/04/2024	37,390	—
4,033,000 CHF	4,463,545 USD	Citi	06/04/2024	59,490	—
3,904,000 GBP	4,883,802 USD	Citi	06/04/2024	4,700	—
4,382,709 USD	673,114,000 JPY	HSBC	06/04/2024	—	(92,273)
4,126,000 EUR	4,413,939 USD	Morgan Stanley	06/04/2024	4,639	—
4,378,623 USD	48,180,000 NOK	State Street	06/04/2024	—	(37,613)
47,658,000 SEK	4,378,423 USD	UBS	06/04/2024	47,318	—
4,388,236 USD	47,658,000 SEK	UBS	06/04/2024	—	(57,131)
8,771,560 USD	12,053,000 CAD	Wells Fargo	06/04/2024	—	(11,411)
Total				153,537	(198,428)

Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	75	06/2024	USD	3,907,500	—	(19,895)
S&P 500 Index E-mini	26	06/2024	USD	6,587,100	—	(206,050)
TOPIX Index	55	06/2024	JPY	1,510,850,000	244,549	—
Total					244,549	(225,945)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(54)	06/2024	GBP	(4,405,590)	—	(133,942)
SPI 200 Index	(43)	06/2024	AUD	(8,261,375)	79,288	—
U.S. Treasury 10-Year Note	(64)	06/2024	USD	(6,876,000)	—	(5,106)
Total					79,288	(139,048)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	53,556,382	603,161	(1,284,796)	(1,927,003)	50,947,744	—	(248,041)	576,741	1,790,153
Columbia Contrarian Core Fund, Institutional 3 Class
	26,799,030	64,314	(2,410,654)	990,630	25,443,320	—	366,841	—	737,274
Columbia Corporate Income Fund, Institutional 3 Class
	37,743,062	431,056	(735,077)	(1,139,895)	36,299,146	—	(140,926)	418,834	4,106,238
Columbia Disciplined Core Fund, Institutional 3 Class
	26,370,177	60,914	(2,191,392)	919,997	25,159,696	—	293,716	—	1,790,726
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,340,712	71,979	(333,241)	22,423	5,101,873	—	(48,328)	71,154	553,949
Columbia High Yield Bond Fund, Institutional 3 Class
	28,448,829	417,126	(1,418,805)	(136,013)	27,311,137	—	(153,814)	414,076	2,566,836
Columbia Large Cap Growth Fund, Institutional 3 Class
	6,976,472	34,965	(522,730)	231,114	6,719,821	—	24,154	—	102,001
Columbia Overseas Core Fund, Institutional 3 Class
	31,582,883	9,025	(1,507,681)	360,443	30,444,670	—	77,768	—	3,050,568
Columbia Quality Income Fund, Institutional 3 Class
	44,960,645	518,612	(185,068)	(2,596,600)	42,697,589	—	(41,591)	481,517	2,552,157
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	26,469,233	40,013	(1,721,588)	479,530	25,267,188	—	389,933	—	1,303,776
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,408,962	4,487	(178,533)	115,984	2,350,900	—	(96)	—	97,954
Columbia Short-Term Cash Fund, 5.485%
	16,334,981	3,756,722	(3,393,911)	(1,592)	16,696,200	—	(14)	225,885	16,701,211
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,479,957	19,546	(468,315)	311,649	2,342,837	—	(105,653)	—	92,712

Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	43,595,510	365,097	(860,379)	(1,517,546)	41,582,682	—	(130,030)	340,460	4,295,732
Total	353,066,835			(3,886,879)	338,364,803	—	283,919	2,528,667

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Conservative Portfolio | First Quarter Report 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 49.8%
	Shares	Value ($)
International 13.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,647,343	21,102,455
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,615,604	115,923,730
Total		137,026,185
U.S. Large Cap 34.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,663,302	91,910,565
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,588,356	104,640,875
Columbia Large Cap Value Fund, Institutional 3 Class(a)	4,790,812	78,952,589
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,744,070	91,940,075
Total		367,444,104
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	439,075	10,537,807
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	410,528	10,374,045
Total		20,911,852
Total Equity Funds (Cost $492,056,693)		525,382,141

Fixed Income Funds 48.1%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,717,088	15,814,380
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	10,463,527	111,331,926
Investment Grade 36.0%
Columbia Bond Fund, Institutional 3 Class(a)	4,451,497	126,689,607
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,393,012	83,034,228
Columbia Quality Income Fund, Institutional 3 Class(a)	6,121,836	102,418,308
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,979,240	67,559,042
Total		379,701,185
Total Fixed Income Funds (Cost $606,636,271)		506,847,491

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 5.485%(a),(c)	17,076,883	17,071,760
Total Money Market Funds (Cost $17,072,788)		17,071,760
Total Investments in Securities (Cost: $1,115,765,752)		1,049,301,392
Other Assets & Liabilities, Net		5,570,904
Net Assets		1,054,872,296
At April 30, 2024, securities and/or cash totaling $5,907,407 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,429,293 USD	25,551,000 AUD	Barclays	06/04/2024	140,122	—
15,114,000 CHF	16,727,501 USD	Citi	06/04/2024	222,944	—
14,558,000 GBP	18,211,679 USD	Citi	06/04/2024	17,528	—
16,424,035 USD	2,522,469,000 JPY	HSBC	06/04/2024	—	(345,790)
15,460,000 EUR	16,538,898 USD	Morgan Stanley	06/04/2024	17,383	—
16,408,748 USD	180,553,000 NOK	State Street	06/04/2024	—	(140,955)
178,598,000 SEK	16,408,109 USD	UBS	06/04/2024	177,323	—

Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,444,882 USD	178,598,000 SEK	UBS	06/04/2024	—	(214,097)
32,870,970 USD	45,168,000 CAD	Wells Fargo	06/04/2024	—	(42,764)
Total				575,300	(743,606)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	356	06/2024	USD	18,547,600	—	(94,421)
S&P 500 Index E-mini	97	06/2024	USD	24,574,950	—	(768,723)
TOPIX Index	186	06/2024	JPY	5,109,420,000	827,019	—
Total					827,019	(863,144)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(211)	06/2024	GBP	(17,214,435)	—	(523,367)
SPI 200 Index	(166)	06/2024	AUD	(31,892,750)	306,087	—
Total					306,087	(523,367)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	132,394,833	1,675,062	(2,462,069)	(4,918,219)	126,689,607	—	(489,062)	1,431,713	4,451,497
Columbia Contrarian Core Fund, Institutional 3 Class
	95,492,488	16	(7,311,998)	3,730,059	91,910,565	—	1,096,397	—	2,663,302
Columbia Corporate Income Fund, Institutional 3 Class
	86,252,526	1,115,353	(1,757,006)	(2,576,645)	83,034,228	—	(359,089)	958,682	9,393,012
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,462,648	228,657	(1,000,453)	123,528	15,814,380	—	(203,305)	221,332	1,717,088
Columbia Emerging Markets Fund, Institutional 3 Class
	21,202,105	12,670	(1,002,666)	890,346	21,102,455	—	343,766	—	1,647,343
Columbia High Yield Bond Fund, Institutional 3 Class
	115,395,006	1,761,961	(5,212,164)	(612,877)	111,331,926	—	(570,851)	1,691,228	10,463,527
Columbia Large Cap Growth Fund, Institutional 3 Class
	108,963,836	7,113	(6,601,238)	2,271,164	104,640,875	—	1,687,052	—	1,588,356
Columbia Large Cap Value Fund, Institutional 3 Class
	81,863,237	374,667	(6,419,897)	3,134,582	78,952,589	—	907,627	368,042	4,790,812
Columbia Overseas Core Fund, Institutional 3 Class
	119,332,533	47,995	(4,553,882)	1,097,084	115,923,730	—	548,458	—	11,615,604
Columbia Quality Income Fund, Institutional 3 Class
	107,519,666	1,510,034	(362,452)	(6,248,940)	102,418,308	—	(73,405)	1,153,881	6,121,836
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	95,661,849	63	(5,359,493)	1,637,656	91,940,075	—	1,502,137	—	4,744,070
Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,609,395	6,184	(528,413)	450,641	10,537,807	—	60,760	—	439,075
Columbia Short-Term Cash Fund, 5.485%
	15,941,898	14,750,177	(13,618,706)	(1,609)	17,071,760	—	69	236,330	17,076,883
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,936,923	1,098	(1,718,670)	1,154,694	10,374,045	—	(239,749)	—	410,528
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	70,358,631	732,698	(1,073,327)	(2,458,960)	67,559,042	—	(208,022)	550,945	6,979,240
Total	1,088,387,574			(2,327,496)	1,049,301,392	—	4,002,783	6,612,153

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Capital Allocation Moderate Portfolio | First Quarter Report 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 65.0%
	Shares	Value ($)
International 16.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,202,538	66,644,502
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,909,940	198,701,203
Total		265,345,705
U.S. Large Cap 46.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,668,071	195,605,122
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,371,130	222,090,080
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,021,679	165,157,273
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,368,955	181,570,344
Total		764,422,819
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	915,376	21,969,025
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	855,383	21,615,528
Total		43,584,553
Total Equity Funds (Cost $995,412,025)		1,073,353,077

Fixed Income Funds 32.9%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,795,644	16,537,882
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,101,012	150,034,769
Investment Grade 22.8%
Columbia Bond Fund, Institutional 3 Class(a)	4,625,184	131,632,729
Columbia Corporate Income Fund, Institutional 3 Class(a)	10,060,570	88,935,442
Columbia Quality Income Fund, Institutional 3 Class(a)	6,189,422	103,549,027
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,419,021	52,456,125
Total		376,573,323
Total Fixed Income Funds (Cost $640,110,900)		543,145,974

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 5.485%(a),(c)	24,325,903	24,318,605
Total Money Market Funds (Cost $24,319,949)		24,318,605
Total Investments in Securities (Cost: $1,659,842,874)		1,640,817,656
Other Assets & Liabilities, Net		9,729,429
Net Assets		1,650,547,085
At April 30, 2024, securities and/or cash totaling $10,722,935 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,903,358 USD	46,506,000 AUD	Barclays	06/04/2024	255,039	—
27,510,000 CHF	30,446,841 USD	Citi	06/04/2024	405,794	—
26,556,000 GBP	33,220,866 USD	Citi	06/04/2024	31,973	—
29,893,895 USD	4,591,224,000 JPY	HSBC	06/04/2024	—	(629,383)
28,140,000 EUR	30,103,789 USD	Morgan Stanley	06/04/2024	31,641	—
29,866,060 USD	328,630,000 NOK	State Street	06/04/2024	—	(256,557)
325,072,000 SEK	29,864,930 USD	UBS	06/04/2024	322,752	—
Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,931,863 USD	325,072,000 SEK	UBS	06/04/2024	—	(389,684)
59,828,979 USD	82,211,000 CAD	Wells Fargo	06/04/2024	—	(77,835)
Total				1,047,199	(1,353,459)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	653	06/2024	USD	34,021,300	—	(172,894)
S&P 500 Index E-mini	196	06/2024	USD	49,656,600	—	(1,553,296)
TOPIX Index	297	06/2024	JPY	8,158,590,000	1,320,564	—
Total					1,320,564	(1,726,190)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(390)	06/2024	GBP	(31,818,150)	—	(967,372)
SPI 200 Index	(308)	06/2024	AUD	(59,174,500)	567,920	—
Total					567,920	(967,372)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	136,504,259	1,478,421	(955,392)	(5,394,559)	131,632,729	—	(192,372)	1,477,957	4,625,184
Columbia Contrarian Core Fund, Institutional 3 Class
	200,188,812	—	(12,015,995)	7,432,305	195,605,122	—	2,626,840	—	5,668,071
Columbia Corporate Income Fund, Institutional 3 Class
	91,264,600	1,015,943	(297,608)	(3,047,493)	88,935,442	—	(59,127)	1,015,455	10,060,570
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,989,911	229,754	(589,109)	(92,674)	16,537,882	—	6,463	229,753	1,795,644
Columbia Emerging Markets Fund, Institutional 3 Class
	65,435,723	57	(1,821,908)	3,030,630	66,644,502	—	772,004	—	5,202,538
Columbia High Yield Bond Fund, Institutional 3 Class
	152,828,727	2,251,799	(3,901,549)	(1,144,208)	150,034,769	—	(441,106)	2,251,791	14,101,012
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,197,118	—	(11,415,163)	5,308,125	222,090,080	—	2,878,532	—	3,371,130
Columbia Large Cap Value Fund, Institutional 3 Class
	168,598,456	768,049	(10,970,533)	6,761,301	165,157,273	—	1,548,118	767,709	10,021,679
Columbia Overseas Core Fund, Institutional 3 Class
	201,157,229	401	(5,188,119)	2,731,692	198,701,203	—	(19,107)	—	19,909,940
Columbia Quality Income Fund, Institutional 3 Class
	108,830,224	1,167,990	(70,899)	(6,378,288)	103,549,027	—	(15,678)	1,166,940	6,189,422
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	186,294,792	—	(8,817,841)	4,093,393	181,570,344	—	1,961,564	—	9,368,955

Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,602,077	95	(599,234)	966,087	21,969,025	—	65,796	—	915,376
Columbia Short-Term Cash Fund, 5.485%
	22,316,287	27,473,304	(25,469,064)	(1,922)	24,318,605	—	(258)	340,482	24,325,903
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,414,756	22	(2,988,838)	2,189,588	21,615,528	—	(326,463)	—	855,383
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	54,206,831	424,915	(151,056)	(2,024,565)	52,456,125	—	(29,334)	424,574	5,419,021
Total	1,676,829,802			14,429,412	1,640,817,656	—	8,775,872	7,674,661

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Capital Allocation Moderate Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 80.2%
	Shares	Value ($)
International 20.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,897,324	75,544,718
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,466,700	174,317,668
Total		249,862,386
U.S. Large Cap 56.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,295,666	182,753,429
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,012,619	198,471,327
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,683,764	143,108,433
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,299,806	180,230,254
Total		704,563,443
U.S. Small Cap 3.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	858,400	20,601,592
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	808,257	20,424,661
Total		41,026,253
Total Equity Funds (Cost $891,091,074)		995,452,082

Fixed Income Funds 17.8%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	673,975	6,207,306
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,211,393	87,369,226
Investment Grade 10.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,293,308	46,792,844
Columbia Quality Income Fund, Institutional 3 Class(a)	3,472,616	58,096,857
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,405,352	23,283,806
Total		128,173,507
Total Fixed Income Funds (Cost $233,362,158)		221,750,039

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 5.485%(a),(c)	16,316,440	16,311,546
Total Money Market Funds (Cost $16,312,437)		16,311,546
Total Investments in Securities (Cost: $1,140,765,669)		1,233,513,667
Other Assets & Liabilities, Net		8,118,726
Net Assets		1,241,632,393
At April 30, 2024, securities and/or cash totaling $9,041,773 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,710,998 USD	39,986,000 AUD	Barclays	06/04/2024	219,283	—
23,653,000 CHF	26,178,086 USD	Citi	06/04/2024	348,901	—
22,828,000 GBP	28,557,235 USD	Citi	06/04/2024	27,485	—
25,702,964 USD	3,947,564,000 JPY	HSBC	06/04/2024	—	(541,147)
24,195,000 EUR	25,883,482 USD	Morgan Stanley	06/04/2024	27,205	—
25,679,105 USD	282,559,000 NOK	State Street	06/04/2024	—	(220,590)
279,499,000 SEK	25,678,059 USD	UBS	06/04/2024	277,504	—

Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,735,608 USD	279,499,000 SEK	UBS	06/04/2024	—	(335,053)
51,441,671 USD	70,686,000 CAD	Wells Fargo	06/04/2024	—	(66,923)
Total				900,378	(1,163,713)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	636	06/2024	USD	33,135,600	—	(168,685)
S&P 500 Index E-mini	171	06/2024	USD	43,322,850	—	(1,355,172)
TOPIX Index	217	06/2024	JPY	5,960,990,000	964,856	—
Total					964,856	(1,523,857)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(336)	06/2024	GBP	(27,412,560)	—	(833,431)
SPI 200 Index	(265)	06/2024	AUD	(50,913,125)	488,633	—
Total					488,633	(833,431)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	184,522,329	—	(8,361,125)	6,592,225	182,753,429	—	2,709,968	—	5,295,666
Columbia Corporate Income Fund, Institutional 3 Class
	47,653,593	764,804	—	(1,625,553)	46,792,844	—	—	531,485	5,293,308
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,249,013	97,701	(104,923)	(34,485)	6,207,306	—	198	85,354	673,975
Columbia Emerging Markets Fund, Institutional 3 Class
	72,248,203	667,024	(1,115,012)	3,744,503	75,544,718	—	474,137	—	5,897,324
Columbia High Yield Bond Fund, Institutional 3 Class
	87,410,118	1,642,942	(821,879)	(861,955)	87,369,226	—	(48,083)	1,294,949	8,211,393
Columbia Large Cap Growth Fund, Institutional 3 Class
	198,961,022	160,461	(5,943,493)	5,293,337	198,471,327	—	1,795,877	—	3,012,619
Columbia Large Cap Value Fund, Institutional 3 Class
	142,779,229	737,918	(6,513,981)	6,105,267	143,108,433	—	939,761	664,649	8,683,764
Columbia Overseas Core Fund, Institutional 3 Class
	172,511,015	812,524	(1,301,764)	2,295,893	174,317,668	—	(28,691)	—	17,466,700
Columbia Quality Income Fund, Institutional 3 Class
	60,543,745	1,121,644	—	(3,568,532)	58,096,857	—	—	651,220	3,472,616
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	183,117,852	—	(6,395,514)	3,507,916	180,230,254	—	2,428,571	—	9,299,806
Columbia Select Small Cap Value Fund, Institutional 3 Class
	19,614,341	317,979	(184,890)	854,162	20,601,592	—	84,002	—	858,400
Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, April 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	14,351,376	23,506,364	(21,544,752)	(1,442)	16,311,546	—	(34)	230,707	16,316,440
Columbia Small Cap Growth Fund, Institutional 3 Class
	20,480,322	49,397	(1,259,634)	1,154,576	20,424,661	—	563,327	—	808,257
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	23,869,328	320,983	—	(906,505)	23,283,806	—	—	187,444	2,405,352
Total	1,234,311,486			22,549,407	1,233,513,667	—	8,919,033	3,645,808

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Capital Allocation Aggressive Portfolio | First Quarter Report 2024

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1QT124_01_P01_(06/24)